INTANGIBLE ASSETS, NET - Additional information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2023 USD ($) $ / shares	Sep. 08, 2021 USD ($)
INTANGIBLE ASSETS, NET
Impairment loss of intangible assets		$ 1,292,568	$ 835,344
Book values	$ 2,003,332
Book value of bitcoins stored in out of control wallet	3,944,808
Book value of bitcoins transferred to other unknown wallets	3,469,762
Bitcion
INTANGIBLE ASSETS, NET
Impairment loss of intangible assets	$ 3,111,232	$ 908,453
Number of cryptocurrencies held	125.8584797
Book values	$ 1,952,597				$ 5,972,282
Estimated lowest price | $ / shares	$ 15,514.23
Average daily closing price | $ / shares				$ 22,712.12
Average value of cryptocurrencies				$ 2,858,513